SUPPLEMENT DATED JULY 25, 2022
        TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2022
-------------------------------------------------------------------------------
                AMERICAN GENERAL LIFE INSURANCE COMPANY

                     VARIABLE SEPARATE ACCOUNT
            Polaris Retirement Protector Variable Annuity

    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                   FS VARIABLE SEPARATE ACCOUNT
            Polaris Retirement Protector Variable Annuity
-------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Plus living benefit effective on or after July 25, 2022. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 2, 2022. If you need a copy of the current Rate Sheet Supplement or prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if you purchased your contract in New York.

The rates and percentages listed below apply to applications signed on or after July 25, 2022. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185787 or 333-178849 if you purchased your contract in New York.


                 POLARIS INCOME PLUS

               Initial Annual Fee Rate
               -----------------------
Calculated as percentage of the Income Base (as defined in the Optional Living Benefits section in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.



             --------------------------------
                                  Initial Fee
             --------------------------------
             One Covered Person      1.00%
             --------------------------------
             Two Covered Persons     1.25%



               Income Credit Percentage
               ------------------------
The Income Credit Percentages is 7.00% (as a percentage of the Income Credit
Base)


    Maximum Annual Withdrawal Percentage and Protected
            Income Payment Percentage Table
    --------------------------------------------------
The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Optional Living Benefits section in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Optional Living Benefits section in the prospectus):


-------------------------------------    --------------------------------------
Number of Covered Persons and                     Polaris Income Plus
Age of Covered Person(s) at First        Income Options with Dynamic ALlocation
Withdrawal(1)
-------------------------------------    --------------------------------------
One Convered Person (Age 45 - 59)                  3.75% / 3.25%(2)
-------------------------------------    --------------------------------------
One Covered Person  (Age 60 - 64)                  4.75% / 3.25%(2)
-------------------------------------    --------------------------------------
One Covered Person  (Age 65 - 71)                  6.75% / 4.25%
-------------------------------------    --------------------------------------
One Covered Person (Age 72 and older)              7.25% / 4.25%
-------------------------------------    --------------------------------------
Two Covered Persons (Age 45 - 59)                  3.25% / 3.25%(3)
-------------------------------------    --------------------------------------
Two Covered Persons (Age 60 - 64)                  4.25% / 3.25%(3)
-------------------------------------    --------------------------------------
Two Covered Persons (Age 65 - 71)                  6.25% / 4.25%
-------------------------------------    --------------------------------------
Two Covered Persons (Age 72 and older)             6.75% / 4.25%
----------------------------------       --------------------------------------

(1)	If there is One Covered Person but there are joint Owners, the Covered
        Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered
        Persons.
(2)	If One Covered Person is elected, and withdrawals begin prior to age 65, the
        Protected Income Payment Percentage is 4.25% if the Income Base
        is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.
(3)	If Two Covered Persons are elected, and withdrawals begin prior to age 65, the Protected Income Payment Percentage is 4.25% if the Income Base is
        increased to a new Highest Anniversary Value on or after the younger
        Covered Person's 65th birthday.


       Please keep this Supplement with your prospectus